Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,406,150.00
Previously Paid Amount	0.00
Total Fee Amount	2,511.78
Total Offset Amount	0.00
Net Fee	2,511.78
Narrative - Max Aggregate Offering Price	$ 16,406,150
Final Prospectus	true